Non-controlling Interest (“NCI”)	12 Months Ended
Mar. 31, 2024
Interests In Other Entities [Abstract]
Non-controlling Interest (“NCI”)	Non-controlling Interest (“NCI”)

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of the total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, June 30, 2022	—	511	511
Acquired through business acquisitions (Note 12)	25,925	—	25,925
Change in ownership interests in net assets	11,923	—	11,923
Share of loss for the period	(4,944)	(2,354)	(7,298)
Balance, March 31, 2023	32,904	(1,843)	31,061
Additions	—	—	—
Change in ownership interests in net assets	12,208	—	12,208
Discontinued operations (Note 11)	—	2,572	2,572
Share of loss for the period	(3,519)	(225)	(3,744)
Balance, March 31, 2024	41,593	504	42,097

During the nine months ended March 31, 2023, the Company entered into an agreement to sell its Aurora Sky facility in Edmonton, Alberta and related assets and liabilities to Bevo (a 50.1% controlled subsidiary) (the “Aurora Sky Transaction”). Up to $25.0 million could be payable over time by Bevo to the Company in connection with the Aurora Sky Transaction, based on Bevo successfully achieving certain financial milestones at the Aurora Sky Facility. The Aurora Sky Transaction closed on September 30, 2022. The Company recognized the inter-company transfer of net assets to Bevo at cost and recorded an increase in non-controlling interest equal to the non-controlling interest’s proportionate share of the carrying value of the net assets transferred of $12.2 million with a corresponding decrease to deficit on the consolidated statements of financial position.